Property, Plant and Equipment, Net - Schedule of Depreciation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total depreciation expense	$ 3,093	$ 1,757	$ 7,530	$ 6,534
Cost of revenues [Member]
Property Plant And Equipment [Line Items]
Total depreciation expense	2,506	1,361	4,608	4,527
Research and Development Expense
Property Plant And Equipment [Line Items]
Total depreciation expense	245	96	585	416
Selling, general and administrative
Property Plant And Equipment [Line Items]
Total depreciation expense	$ 342	$ 300	$ 2,337	$ 1,591